Schedule of Nature of Relationships with Related Parties (Details)	12 Months Ended
Sep. 30, 2025
Flywheel Financial Strategy (Hong Kong) Company Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Under significant influence of Mr. Wong Ka Ki, who is the sole director of QBS Pty and one of the substantial shareholders of Mericorn Company Limited until January 21, 2026
Mericorn Company Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of the Company
QBS Group Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Under significant influence of Mr. Wong Chi Fung, who is the sole director of QBS System, ceased to be a related party effective May 29, 2025
Wong Chi Fung [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Former director of QBS System, resigned as a director effective May 29, 2025
Wong Ka Ki [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The sole director of QBS Pty and one of the substantial shareholders of Mericorn Company Limited until January 21, 2026, appointed as a director of QBS System effective December 22, 2024